Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Airspan Networks Holdings Inc. (“Airspan”, the “registrant”, “we” or “our”) hereby amends the Prior Registration Statements to include certain updates to the unaudited pro forma financial information related to the sale of Mimosa Networks, Inc. and to update certain other information in the Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Prior Registration Statements.
Entity Registrant Name	AIRSPAN NETWORKS HOLDINGS INC.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road,
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false